LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL FUNDS

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

Supplement dated June 11, 2007 to the Loomis Sayles Institutional Funds Statement of Additional Information, Loomis Sayles Retail Funds Statement of Additional Information and Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund Statement of Additional Information, each dated February 1, 2007, as may be revised and supplemented from time to time

Effective August 1, 2007 the name of the distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such.

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Loomis Sayles Retail Funds SAI

Effective July 1, 2007, the table regarding advisory fees, in the sub-section “Advisory Agreements” within the section “Investment Advisory and Other Services” with respect to the Loomis Sayles Global Bond Fund is updated as follows:

Fund	Rate
Loomis Sayles Global Bond Fund	0.60% 0.50% 0.48%	of the first $1 billion of the next $1 billion thereafter

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Effective July 1, 2007, the table regarding expense limits, in the sub-section “Advisory Agreements” within the section “Investment Advisory and Other Services” with respect to the Loomis Sayles Bond Fund is updated as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Bond Fund		July 1, 2007
Institutional Class	0.70%
Retail Class	0.95%
Admin Class	1.20%

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Effective June 1, 2007, the Loomis Sayles Value Fund is no longer a part of the Loomis Sayles Retail Funds Statement of Additional Information.

M-LSSP83-0607